Property, plant and equipment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Balance beginning	R$ 22,411,815
Balance end	22,815,328	R$ 22,411,815
Switching Transmission Equipment [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	9,860,267	8,826,126
Additions / depreciation	(2,639,864)	(2,314,056)
Write-offs	(6,022)	(5,885)
Transfers	3,020,234	3,354,082
Balance end	10,234,615	9,860,267
Fiber Optic Cables [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	141,784	199,542
Additions / depreciation	(60,165)	(61,124)
Write-offs
Transfers	5,221	3,366
Balance end	86,840	141,784
Free Leased Handsets [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	321,740	278,387
Additions / depreciation	(205,556)	(173,817)
Write-offs	(4,605)	(5,579)
Transfers	187,877	222,749
Balance end	299,456	321,740
Network infrastructure [member]
IfrsStatementLineItems [Line Items]
Balance beginning	2,411,738	2,718,042
Additions / depreciation	(350,734)	(347,594)
Write-offs	(1,653)	(9,647)
Transfers	206,335	50,937
Balance end	2,265,686	2,411,738
Informatics Assets [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	87,964	105,084
Additions / depreciation	(36,981)	(45,208)
Write-offs	(108)	(26)
Transfers	7,377	28,114
Balance end	58,252	87,964
General Use Assets [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	248,773	260,548
Additions / depreciation	(49,736)	(50,028)
Write-offs	(709)	(343)
Transfers	45,421	38,596
Balance end	243,749	248,773
Right Of Use In Leases [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	8,658,612	9,385,533
Additions / depreciation	741,114	216,895
Write-offs	(451,666)	(943,816)
Transfers
Balance end	8,948,060	8,658,612
Land [member]
IfrsStatementLineItems [Line Items]
Balance beginning	38,588	39,802
Additions / depreciation
Write-offs	(504)	(1,214)
Transfers
Balance end	38,084	38,588
Construction in progress [member]
IfrsStatementLineItems [Line Items]
Balance beginning	642,349	848,088
Additions / depreciation	3,470,833	3,492,418
Write-offs	(131)	(313)
Transfers	(3,472,465)	(3,697,844)
Balance end	640,586	642,349
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance beginning	70,343,331	65,529,479
Additions / depreciation	5,978,275	5,982,695
Write-offs	(589,563)	(1,168,843)
Transfers
Balance end	75,732,043	70,343,331
Gross carrying amount [member] | Switching Transmission Equipment [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	38,274,244	35,061,237
Additions / depreciation		16,663
Write-offs	(97,312)	(157,738)
Transfers	3,020,234	3,354,082
Balance end	41,197,166	38,274,244
Gross carrying amount [member] | Fiber Optic Cables [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	786,762	783,396
Additions / depreciation
Write-offs
Transfers	5,221	3,366
Balance end	791,983	786,762
Gross carrying amount [member] | Free Leased Handsets [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	4,082,742	3,876,846
Additions / depreciation	842
Write-offs	(15,341)	(16,853)
Transfers	187,877	222,749
Balance end	4,256,120	4,082,742
Gross carrying amount [member] | Network infrastructure [member]
IfrsStatementLineItems [Line Items]
Balance beginning	7,737,385	7,710,055
Additions / depreciation		19,423
Write-offs	(18,007)	(43,030)
Transfers	206,335	50,937
Balance end	7,925,713	7,737,385
Gross carrying amount [member] | Informatics Assets [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	1,803,782	1,780,690
Additions / depreciation
Write-offs	(4,220)	(5,022)
Transfers	7,377	28,114
Balance end	1,806,939	1,803,782
Gross carrying amount [member] | General Use Assets [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	1,004,301	966,562
Additions / depreciation
Write-offs	(2,382)	(857)
Transfers	45,421	38,596
Balance end	1,047,340	1,004,301
Gross carrying amount [member] | Right Of Use In Leases [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	15,973,178	14,462,803
Additions / depreciation	2,506,600	2,454,191
Write-offs	(451,666)	(943,816)
Transfers
Balance end	18,028,112	15,973,178
Gross carrying amount [member] | Land [member]
IfrsStatementLineItems [Line Items]
Balance beginning	38,588	39,802
Additions / depreciation
Write-offs	(504)	(1,214)
Transfers
Balance end	38,084	38,588
Gross carrying amount [member] | Construction in progress [member]
IfrsStatementLineItems [Line Items]
Balance beginning	642,349	848,088
Additions / depreciation	3,470,833	3,492,418
Write-offs	(131)	(313)
Transfers	(3,472,465)	(3,697,844)
Balance end	640,586	642,349
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance beginning	(47,931,516)	(42,868,327)
Additions / depreciation	(5,109,364)	(5,265,209)
Write-offs	124,165	202,020
Transfers
Balance end	(52,916,715)	(47,931,516)
Accumulated depreciation and amortisation [member] | Switching Transmission Equipment [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	(28,413,977)	(26,235,111)
Additions / depreciation	(2,639,864)	(2,330,719)
Write-offs	91,290	151,853
Transfers
Balance end	(30,962,551)	(28,413,977)
Accumulated depreciation and amortisation [member] | Fiber Optic Cables [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	(644,978)	(583,854)
Additions / depreciation	(60,165)	(61,124)
Write-offs
Transfers
Balance end	(705,143)	(644,978)
Accumulated depreciation and amortisation [member] | Free Leased Handsets [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	(3,761,002)	(3,598,459)
Additions / depreciation	(206,398)	(173,817)
Write-offs	10,736	11,274
Transfers
Balance end	(3,956,664)	(3,761,002)
Accumulated depreciation and amortisation [member] | Network infrastructure [member]
IfrsStatementLineItems [Line Items]
Balance beginning	(5,325,647)	(4,992,013)
Additions / depreciation	(350,734)	(367,017)
Write-offs	16,354	33,383
Transfers
Balance end	(5,660,027)	(5,325,647)
Accumulated depreciation and amortisation [member] | Informatics Assets [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	(1,715,818)	(1,675,606)
Additions / depreciation	(36,981)	(45,208)
Write-offs	4,112	4,996
Transfers
Balance end	(1,748,687)	(1,715,818)
Accumulated depreciation and amortisation [member] | General Use Assets [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	(755,528)	(706,014)
Additions / depreciation	(49,736)	(50,028)
Write-offs	1,673	514
Transfers
Balance end	(803,591)	(755,528)
Accumulated depreciation and amortisation [member] | Right Of Use In Leases [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	(7,314,566)	(5,077,270)
Additions / depreciation	(1,765,486)	(2,237,296)
Write-offs
Transfers
Balance end	(9,080,052)	(7,314,566)
Total Property Plant And Equipment Net [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	22,411,815	22,661,152
Additions / depreciation	868,911	717,486
Write-offs	(465,398)	(966,823)
Transfers
Balance end	R$ 22,815,328	R$ 22,411,815